Note 6 - Employee Benefit Plans - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Defined Benefit Plan [Abstract]
2026	$ 10,273
2027	10,275
2028	10,549
2029	10,713
2030	10,996
Years 2031-2035	$ 55,143